Fair Value Measurements (Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Oct. 02, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 1,188.6	$ 1,148.1
Short-term investments: Available-for-sale securities	790.8	855.0
Short-term investments: Trading securities	57.6	47.6
Total short-term investments	848.4	902.6
Long-term investments - Available-for-sale securities	116.0	107.0
Total	2,153.0	2,157.7
Short-term derivatives	18.9	21.3
Long-term derivatives	3.0	9.9
Total derivatives	21.9	31.2
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	1,188.6	1,148.1
Short-term investments: Available-for-sale securities	459.7	606.0
Short-term investments: Trading securities	57.6	47.6
Total short-term investments	517.3	653.6
Long-term investments - Available-for-sale securities	0	0
Total	1,705.9	1,801.7
Short-term derivatives	0	0
Long-term derivatives	0	0
Total derivatives	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Short-term investments: Available-for-sale securities	331.1	249.0
Short-term investments: Trading securities	0	0
Total short-term investments	331.1	249.0
Long-term investments - Available-for-sale securities	97.4	79.0
Total	428.5	328.0
Short-term derivatives	18.9	21.3
Long-term derivatives	3.0	9.9
Total derivatives	21.9	31.2
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Short-term investments: Available-for-sale securities	0	0
Short-term investments: Trading securities	0	0
Total short-term investments	0	0
Long-term investments - Available-for-sale securities	18.6	28.0
Total	18.6	28.0
Short-term derivatives	0	0
Long-term derivatives	0	0
Total derivatives	0	0
Foreign Exchange [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term derivatives	10.1	20.1
Long-term derivatives	3.0	9.9
Foreign Exchange [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term derivatives	0	0
Long-term derivatives	0	0
Foreign Exchange [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term derivatives	10.1	20.1
Long-term derivatives	3.0	9.9
Foreign Exchange [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term derivatives	0	0
Long-term derivatives	0	0
Coffee [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term derivatives	8.8	1.2
Coffee [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term derivatives	0	0
Coffee [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term derivatives	8.8	1.2
Coffee [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term derivatives	0	0
Agency Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	80.0	20.0
Long-term investments - Available-for-sale securities	14.0
Agency Obligations [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	0	0
Long-term investments - Available-for-sale securities	0
Agency Obligations [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	80.0	20.0
Long-term investments - Available-for-sale securities	14.0
Agency Obligations [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	0	0
Long-term investments - Available-for-sale securities	0
Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	103.9	87.0
Commercial Paper [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	0	0
Commercial Paper [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	103.9	87.0
Commercial Paper [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	0	0
Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	84.3	78.0
Long-term investments - Available-for-sale securities	61.3	67.0
Corporate Debt Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	0	0
Long-term investments - Available-for-sale securities	0	0
Corporate Debt Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	84.3	78.0
Long-term investments - Available-for-sale securities	61.3	67.0
Corporate Debt Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	0	0
Long-term investments - Available-for-sale securities	0	0
Government Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	459.7	606.0
Government Treasury Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	459.7	606.0
Government Treasury Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	0	0
Government Treasury Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	0	0
Auction Rate Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments - Available-for-sale securities	18.6	28.0
Auction Rate Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments - Available-for-sale securities	0	0
Auction Rate Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments - Available-for-sale securities	0	0
Auction Rate Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments - Available-for-sale securities	18.6	28.0
Certificates of Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	62.9	64.0
Long-term investments - Available-for-sale securities	22.1	12.0
Certificates of Deposit [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	0	0
Long-term investments - Available-for-sale securities	0	0
Certificates of Deposit [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	62.9	64.0
Long-term investments - Available-for-sale securities	22.1	12.0
Certificates of Deposit [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments: Available-for-sale securities	0	0
Long-term investments - Available-for-sale securities	$ 0	$ 0